INVESTMENT IN TREASURY METALS (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
December 31,2020
Statement [Line Items]
Risk-free interest rate	0.20%
Expected life (years)	2 years 7 months 6 days
Expected volatility	64.42%
Expected dividend yield	$ 0
July 15, 2021
Statement [Line Items]
Risk-free interest rate	0.44%
Expected life (years)	2 years 25 days
Expected volatility	62.64%
Expected dividend yield	$ 0
August 7, 2020
Statement [Line Items]
Risk-free interest rate	0.23%
Expected life (years)	3 years
Expected volatility	62.44%
Expected dividend yield	$ 0